Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

The following is a summary of investments (current and non-current) at December 31, 2012 and 2011 (in thousands):

	2012	2011
Bonds - short-term investments	$-	$14,602

Auction rate securities	1,634	2,000
Bonds	-	30,581
Long-term investments	1,634	32,581

Total investments	$1,634	$47,183